EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2025
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS

NOTE 15 – EMPLOYEE BENEFIT PLANS

HK SAR

The Company has a defined contribution pension scheme for its qualifying employees. The scheme assets are held under a provident fund managed by an independent fund manager. The Company and its employees are each required to make contributions to the scheme calculated at 5% of the employees’ basic salaries on the monthly basis.

Taiwan

The plan under the Taiwan Labor Pension Act (the “Act”) is deemed a defined contribution plan. Pursuant to the Act, the Company has made monthly contributions equal to 6% of each employee’s monthly salary to employees’ pension accounts.